Inventories Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Crude oil	$ 9,441	$ 12,630
Materials and spares	4,111	1,804
Inventories	$ 13,552	$ 14,434